Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment
Schedule of Property and equipment
	March 31,	December 31,
	2024	2023

Office furniture, equipment and software	$206,000	206,000
Less accumulated depreciation	(206,000)	(205,000)
Property and equipment, net	$-	$1,000

	December 31,
	2023	2022

Office furniture, equipment and software	$206,000	206,000
Less accumulated depreciation	(205,000)	(204,000)
Property and equipment, net	$1,000	$2,000